UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [x ]; Amendment Number: 2
   This Amendment (Check only one.):	[  ] is a restatement.
					[ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully's Trail
	   Pittsford, New York_14534
	Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it
is signed hereby represent that the person signing the report is authorized to submit
it, that all information contained herein is true, correct and complete, and that it is
understood that all required items, statements, schedules, lists, and tables, are
considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680
Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534
			02/08/06
		  [Signature]			 	[City, State]
		                [Date]

Report Type ( Check only one.):

[ x ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager
are reported in this              report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings
are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]





FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   186

Form 13F Information Table Value Total:  672,351
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings
 and
list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]












Form 13F Information Table
Column 1
Column 2
Column 3
Column
4
Column 5
Column 6
Column 7
Column
8








Name of Issuer
Title of
Cusip
Value
Shares
Or
Investment
Other
Voting

Class

(x$1000)
Prn Amt
Discretion
Managers
Authority
1838 BOND-DEBENTURE
TRADING FUND
Common
Stock
282520105
239
13,800
Sole
N/a
Sole
ABERDEEN ASIA PACIFIC
PRIME INCOME FUND
Common
Stock
003009107
1,826
314,767
Sole
N/a
Sole
ACM GOVERNMENT
OPPORTUNITY FUND, INC.
Common
Stock
000918102
3,347
442,755
Sole
N/a
Sole
ACM MANAGED INCOME
FUND
Common
Stock
000919100
8,341
2,376,365
Sole
N/a
Sole
ADAMS EXPRESS COMPANY
Common
Stock
006212104
7,713
614,558
Sole
N/a
Sole
ADVENT/CLAYMORE ENH GR
& INC
Common
Stock
00765E104
754
46,255
Sole
N/a
Sole
AIM SELECT REAL ESTATE
INCOME FUND
Common
Stock
00888R107
2,139
142,805
Sole
N/a
Sole
ALLIANCE WORLD DOLLAR
GOVERNMENT FUND
Common
Stock
018796102
136
10,870
Sole
N/a
Sole
ALLIANCE WORLD DOLLAR
GOVT FUND II
Common
Stock
01879R106
2,292
184,367
Sole
N/a
Sole
ALLMERICA SECURITIES
TRUST
Common
Stock
019921105
3,734
411,655
Sole
N/a
Sole
AMERICAN INCOME FUND,
INC.
Common
Stock
02672T109
3,293
431,030
Sole
N/a
Sole
AMERICAN SELECT
PORTFOLIO
Common
Stock
029570108
944
76,135
Sole
N/a
Sole
AMERICAN STRATEGIC INC
III
Common
Stock
03009T101
3,787
352,595
Sole
N/a
Sole
ASA BERMUDA LTD.
Common
Stock
G3156P103
323
5,867
Sole
N/a
Sole
ASIA PACIFIC FUND, INC.
Common
Stock
044901106
610
36,740
Sole
N/a
Sole
ASIA TIGERS FUND INC
Common
Stock
04516T105
552
37,129
Sole
N/a
Sole
BANCROFT CONVERTIBLE
FUND, INC.
Common
Stock
059695106
685
37,953
Sole
N/a
Sole
BLACKROCK INCOME
OPPORTUNITY TRUST
Common
Stock
092475102
10,556
977,376
Sole
N/a
Sole
BLACKROCK INS MUNI
INCOME TR
Common
Stock
092479104
4,056
295,650
Sole
N/a
Sole
BLACKROCK INSD MUNI 2008
TR
Common
Stock
09247K109
3,512
229,519
Sole
N/a
Sole
BLACKROCK LTD DURATION
INC
Common
Stock
09249W101
5,215
306,960
Sole
N/a
Sole
BLACKROCK MUNI TARGET
TRUST
Common
Stock
09247M105
33,047
3,341,475
Sole
N/a
Sole
BLACKROCK MUNICIPAL
2020 TERM TRUST
Common
Stock
09249X109
1,030
73,600
Sole
N/a
Sole
BLACKROCK NEW YORK
INSD 2008
Common
Stock
09247L107
18,506
1,209,574
Sole
N/a
Sole
BLACKROCK NEW YORK
MUN II
Common
Stock
09249r102
713
53,800
Sole
N/a
Sole
BLACKROCK STRAT DVD
ACHV TRS
Common
Stock
09249Y107
1,717
132,550
Sole
N/a
Sole
BOULDER GROWTH &
INCOME FD - FIDELITY RES
Common
Stock
101507101
219
31,300
Sole
N/a
Sole
BRANTLEY CAPITAL CORP
Common
Stock
105494108
1,405
334,627
Sole
N/a
Sole
BRAZILIAN FUND INC
Common
Stock
105759104
562
11,800
Sole
N/a
Sole
CAPITAL AND INC STRAT FD
INC.
Common
Stock
13971Y103
774
45,000
Sole
N/a
Sole
CASTLE CONVERTIBLE FUND
- FIDELITY RES
Common
Stock
148443104
761
33,100
Sole
N/a
Sole
CEF WESTERN ASSET
CLYMOR
Common
Stock
95766Q106
546
45,485
Sole
N/a
Sole
CENTRAL SECURITIES CORP
Common
Stock
155123102
989
41,550
Sole
N/a
Sole
CITIGROUP INVESTMENTS
CORPORATE LOAN FUND
Common
Stock
17307C107
3,406
269,909
Sole
N/a
Sole
COHEN & STEERS REIT &
UTILITY INCOME FUND
Common
Stock
19247Y108
1,562
88,440
Sole
N/a
Sole
COHEN & STEERS SEL
UTILITY
Common
Stock
19248A109
2,140
106,165
Sole
N/a
Sole
COLONIAL INSURED
MUNICIPAL FUND
Common
Stock
195761101
1,170
89,600
Sole
N/a
Sole
DREMAN / CLAYMORE
DIVIDEND & INCOME
Common
Stock
26153R100
344
19,015
Sole
N/a
Sole
DREYFUS MUNI FUND
Common
Stock
26201r102
473
53,140
Sole
N/a
Sole
DREYFUS STRATEGIC
MUNICIPALS
Common
Stock
261932107
2,534
296,425
Sole
N/a
Sole
DTF TAX FREE INCOME, INC.
Common
Stock
23334J107
749
51,500
Sole
N/a
Sole
EATON VANCE SENIOR
INCOME TRUST
Common
Stock
27826S103
927
119,492
Sole
N/a
Sole
EATON VANCE SHORT DUR
DIV IN
Common
Stock
27828V104
1,090
65,595
Sole
N/a
Sole
EMERGING MARKETS
TELECOMUNICATIONS FUND
Common
Stock
290890102
3,264
280,179
Sole
N/a
Sole
EQUUS II INC
Common
Stock
294766100
4,637
519,208
Sole
N/a
Sole
ESCROW SOUTHERN
AFRICA FUND
Common
Stock
842ESC105
0
42,942
Sole
N/a
Sole
EUROPE FUND, INC
Common
Stock
29874M103
6,123
566,466
Sole
N/a
Sole
EVERGREEN MANAGED
INCOME FUND
Common
Stock
30024Y104
5,049
319,555
Sole
N/a
Sole
EVERGREEN UTIL & HIGH
INCOME
Common
Stock
30034Q109
315
16,214
Sole
N/a
Sole
FEDERATED PREMIER INT
MUNI
Common
Stock
31423M105
610
47,500
Sole
N/a
Sole
FIRST TRUST ABERDEEN
GLOBAL
Common
Stock
337319107
2,067
123,023
Sole
N/a
Sole
FIRST TRUST VALUE LINE
DIVIDEND FUND
Common
Stock
33735A100
4,839
348,125
Sole
N/a
Sole
FIRST TRUST/FIDAC MORTG
INCM
Common
Stock
33734E103
164
10,400
Sole
N/a
Sole
FIRST TRUST/VALUE LINE &
IBB EQ ALLOC
Common
Stock
33735H105
2,215
111,041
Sole
N/a
Sole
FLOATING RATE INC STRAT
II
Common
Stock
339736100
287
16,850
Sole
N/a
Sole
FT DEARBORN INCOME SEC
Common
Stock
347200107
3,899
275,760
Sole
N/a
Sole
GABELLI DIVIDEND &
INCOME TRUST
Common
Stock
36242H104
1,082
61,395
Sole
N/a
Sole
GABELLI GLOBAL
MULTIMEDIA TRUST
Common
Stock
36239Q109
3,606
355,272
Sole
N/a
Sole
GENERAL AMERICAN
INVESTORS
Common
Stock
368802104
8,034
232,608
Sole
N/a
Sole
GREATER CHINA FUND
Common
Stock
39167B102
459
35,174
Sole
N/a
Sole
ING PRIME RATE TRUST
Common
Stock
44977W106
379
56,970
Sole
N/a
Sole
INSURED MUNI INCOME
FUND(NAME CHANGE 8/95)
Common
Stock
45809F104
6,151
484,355
Sole
N/a
Sole
INTERMEDIATE MUNI FUND,
INC
Common
Stock
45880P104
1,527
177,535
Sole
N/a
Sole
INVESTMENT GRADE MUNI
INC FD(NAME CHG 8/95
Common
Stock
461368102
5,179
400,870
Sole
N/a
Sole
ISHARES DOW JONES U.S.
ENERGY SECTOR INDEX
Common
Stock
464287796
257
3,000
Sole
N/a
Sole
ISHARES GS$ INVESTOP
CORP. BD
Common
Stock
464287242
12,541
116,454
Sole
N/a
Sole
ISHARES LEHMAN 20+ YEAR
TREASURY BOND
Common
Stock
464287432
764
8,308
Sole
N/a
Sole
ISHARES LEHMAN US TSY
INFLA PROTECTED SEC
Common
Stock
464287176
8,039
78,188
Sole
N/a
Sole
ISHARES MSCI AUSTRALIA
Common
Stock
464286103
2,042
108,545
Sole
N/a
Sole
ISHARES MSCI CANADA
Common
Stock
464286509
4,975
227,163
Sole
N/a
Sole
ISHARES MSCI EMERGING
MARKETS INDEX
Common
Stock
464287234
3,357
38,040
Sole
N/a
Sole
ISHARES MSCI FRANCE
Common
Stock
464286707
4,903
188,710
Sole
N/a
Sole
ISHARES MSCI JAPAN INDEX
FUND
Common
Stock
464286848
14,586
1,078,851
Sole
N/a
Sole
ISHARES MSCI PACIFIC EX-
JAPAN INDEX FUND
Common
Stock
464286665
404
4,095
Sole
N/a
Sole
ISHARES MSCI SOUTH
KOREA IND
Common
Stock
464286772
694
15,515
Sole
N/a
Sole
ISHARES MSCI TAIWAN
INDEX FD
Common
Stock
464286731
526
42,175
Sole
N/a
Sole
ISHARES MSCI UNITED
KINGDOM
Common
Stock
464286699
16,920
910,680
Sole
N/a
Sole
ISHARES RUSSELL 2000
INDEX FUND
Common
Stock
464287655
7,391
110,778
Sole
N/a
Sole
ISHARES S&P MIDCAP
400/BARRA VALUE INDEX
Common
Stock
464287705
216
3,060
Sole
N/a
Sole
ISHARES S&P SMALLCAP
600/BARRA VALUE INDEX
Common
Stock
464287879
213
3,330
Sole
N/a
Sole
ISHARES TR 1-3 YR TRS BD
Common
Stock
464287457
1,232
15,364
Sole
N/a
Sole
J F CHINA REGION FUND,
INC.
Common
Stock
46614T107
467
34,030
Sole
N/a
Sole
JOHN HANCOCK BANK &
THRIFT FUN
Common
Stock
409735107
5,303
570,260
Sole
N/a
Sole
JOHN HANCOCK FINANCIAL
Common
Stock
41014X105
307
18,384
Sole
N/a
Sole
JOHN HANCOCK PFD
INCOME III
Common
Stock
41021P103
3,594
179,545
Sole
N/a
Sole
JOHN HANCOCK
PREFERRED INCOME FUND
Common
Stock
41013W108
1,438
67,595
Sole
N/a
Sole
JOHN HANCOCK T/A DVD
INCOME
Common
Stock
41013V100
2,004
118,930
Sole
N/a
Sole
KOREA EQUITY FUND, INC.
Common
Stock
50063B104
213
22,990
Sole
N/a
Sole
LATIN AMERICA DISCOVERY
FUND
Common
Stock
51828C106
368
16,184
Sole
N/a
Sole
LATIN AMERICA EQUITY
FUND
Common
Stock
51827Q106
4,273
140,292
Sole
N/a
Sole
LAZARD GLOBAL TOT RT &
INC
Common
Stock
52106W103
1,773
95,527
Sole
N/a
Sole
MANAGED MUNICIPALS
PORTFOLIO INC
Common
Stock
561662107
2,636
250,800
Sole
N/a
Sole
MBIA CAP/CLAYMORE MGD
DUR INV GRADE MUNI
Common
Stock
55266X100
5,181
417,525
Sole
N/a
Sole
MEXICO FUND
Common
Stock
592835102
246
8,657
Sole
N/a
Sole
MFS CHARTER INCOME
TRUST
Common
Stock
552727109
9,710
1,129,083
Sole
N/a
Sole
MFS GOVERNMENT
MARKETS INCOME TRUST
Common
Stock
552939100
24,236
3,728,672
Sole
N/a
Sole
MFS INTERMEDIATE INCOME
Common
Stock
55273C107
10,761
1,727,330
Sole
N/a
Sole
MFS MULTI MARKET INCOME
FUND
Common
Stock
552737108
5,380
898,150
Sole
N/a
Sole
MONTGOMERY STREET
INCOME SECURITIES
Common
Stock
614115103
1,186
70,125
Sole
N/a
Sole
MORGAN STANLEY ASIA-
PACIFIC FUND
Common
Stock
61744U106
9,559
615,540
Sole
N/a
Sole
MORGAN STANLEY DEAN
WITTER GOVT INCOME TR
Common
Stock
61745P106
12,046
1,370,375
Sole
N/a
Sole
MORGAN STANLEY DEAN
WITTER INSD MUN INC TR
Common
Stock
61745P791
5,808
414,230
Sole
N/a
Sole
MORGAN STANLEY DEAN
WITTER MUN PREM INCOME
Common
Stock
61745P429
1,088
118,625
Sole
N/a
Sole
MORGAN STANLEY DEAN
WITTER QUAL MUN SECS
Common
Stock
61745P585
3,811
270,095
Sole
N/a
Sole
MORGAN STANLEY DEAN
WITTR NY QUAL MUN SECS
Common
Stock
61745P528
3,059
230,515
Sole
N/a
Sole
MORGAN STANLEY INCOME
SEC INC
Common
Stock
61745P874
4,001
256,485
Sole
N/a
Sole
MORGAN STANLEY INSURED
MUNICIPAL TRUST
Common
Stock
61745P866
2,675
195,085
Sole
N/a
Sole
MORGAN STANLEY QUALITY
MUNICIPAL INVESTMT
Common
Stock
61745P668
2,244
169,450
Sole
N/a
Sole
MSDW INSURED MUNICIPAL
BOND
Common
Stock
61745p817
1,647
121,300
Sole
N/a
Sole
MSDW QUALITY MUNICIPAL
INCOME
Common
Stock
61745P734
1,424
102,260
Sole
N/a
Sole
MUNICIPAL ADVANTAGE
FUND INC.
Common
Stock
626189104
3,375
270,410
Sole
N/a
Sole
MUNICIPAL HIGH INCOME
FUND INC.
Common
Stock
626214100
1,162
163,035
Sole
N/a
Sole
NEUBERGER BERMAN DIV
ADVGE FUND-FIDELITY
Common
Stock
64127J102
192
10,400
Sole
N/a
Sole
NEUBERGER BERMAN
INCOME OPP FD
Common
Stock
64126L108
260
18,400
Sole
N/a
Sole
NEUBERGER BERMAN
INTERMEDIATE MUNI FUND
Common
Stock
64124P101
880
66,289
Sole
N/a
Sole
NEUBERGER BERMAN REAL
EST INC-FIDELITY RES
Common
Stock
64126D106
421
19,100
Sole
N/a
Sole
NEUBERGER BERMAN
REALTY, INC.
Common
Stock
64126G109
453
24,980
Sole
N/a
Sole
NEW GERMANY FUND
Common
Stock
644465106
13,921
1,366,161
Sole
N/a
Sole
NEW GERMANY FUND -
FIDELITY RESERVE
Common
Stock
644465106
641
62,900
Sole
N/a
Sole
NEW IRELAND FUND, INC.
Common
Stock
645673104
3,224
146,685
Sole
N/a
Sole
NUVEEN INS NY T/F ADV
MUNI
Common
Stock
670656107
1,299
97,300
Sole
N/a
Sole
NUVEEN INSURED PREMIUM
INC-2
Common
Stock
6706D8104
1,975
156,150
Sole
N/a
Sole
NUVEEN INSURED TAX-FREE
ADVANTAGE MUNI FD
Common
Stock
670657105
729
54,650
Sole
N/a
Sole
NUVEEN PREFERRED &
CONVERTIBLE INC FD 2
Common
Stock
67073D102
391
32,290
Sole
N/a
Sole
NUVEEN PREMIER MUNI INC
FD
Common
Stock
670988104
3,683
275,050
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI
FD 4
Common
Stock
6706K4105
1,377
111,900
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI
II
Common
Stock
67063W102
2,224
161,600
Sole
N/a
Sole
NUVEEN SELECT TAX-FREE
INCOME PORTFOLIO 3
Common
Stock
67063X100
1,271
95,485
Sole
N/a
Sole
PETROLEUM & RESOURCES
CORPORATION
Common
Stock
716549100
349
10,800
Sole
N/a
Sole
PIONEER INTEREST
SHARES, INC.
Common
Stock
723703104
2,568
236,685
Sole
N/a
Sole
PIONEER MUNI HI INCOME
TRUST
Common
Stock
723763108
1,271
95,800
Sole
N/a
Sole
PIONEER TAX ADV BALANCE
FUND
Common
Stock
72388R101
3,644
294,800
Sole
N/a
Sole
PUTNAM HIGH INCOME
BOND FUND
Common
Stock
746779107
206
27,170
Sole
N/a
Sole
PUTNAM HIGH YIELD MUNI
TRUST - FIDELITYRES
Common
Stock
746781103
305
45,000
Sole
N/a
Sole
PUTNAM INVESTMENT
GRADE MUNICIPAL TRUST
Common
Stock
746805100
15,472
1,642,510
Sole
N/a
Sole
PUTNAM MANAGED
MUNICIPAL INCOME TRUST
Common
Stock
746823103
2,568
360,225
Sole
N/a
Sole
PUTNAM MASTER
INTERMEDIATE INCOME
TRUST
Common
Stock
746909100
79
13,080
Sole
N/a
Sole
PUTNAM MUNICIPAL BOND
FUND, INC.
Common
Stock
74683V100
1,658
134,250
Sole
N/a
Sole
PUTNAM MUNICIPAL
OPPORTUNITIES TRUST
Common
Stock
746922103
5,492
478,413
Sole
N/a
Sole
PUTNAM NY INVESTMENT
GRADE MUNICIPAL TRUST
Common
Stock
746921105
1,823
152,540
Sole
N/a
Sole
PUTNAM PREMIER INCOME
TRUST
Common
Stock
746853100
2,293
377,729
Sole
N/a
Sole
PUTNAM TAX-FREE HEALTH
CARE FUND
Common
Stock
746920107
1,538
127,845
Sole
N/a
Sole
REAL ESTATE INCOME
FUND, INC.
Common
Stock
755881109
2,176
116,846
Sole
N/a
Sole
RYDEX S&P EQUAL WEIGHT
ETF
Common
Stock
78355W106
8,296
49,996
Sole
N/a
Sole
S & P MID-CAP 400
DEPOSITARY RECEIPTS
Common
Stock
595635103
2,641
19,607
Sole
N/a
Sole
S&P 500 COVERED CALL FD
INC
Common
Stock
78381P109
562
34,250
Sole
N/a
Sole
S&P QUAL RANK GL EQ MGD
TRST
Common
Stock
09250D109
641
44,778
Sole
N/a
Sole
SALOMON BROS 2008
WORLDWIDE DOLLAR GOVT
TR
Common
Stock
79548R103
4,997
465,225
Sole
N/a
Sole
SALOMON BROS HIGH INC
FD II
Common
Stock
794907105
346
34,655
Sole
N/a
Sole
SALOMON BROTHERS CAP &
INC
Common
Stock
795500107
2,455
142,245
Sole
N/a
Sole
SALOMON BROTHERS FUND
INC
Common
Stock
795477108
18,184
1,205,818
Sole
N/a
Sole
SALOMON BROTHERS INFL
MGMT
Common
Stock
79550V109
5,834
340,566
Sole
N/a
Sole
SALOMON BROTHERS MUNI
PARTNRS II
Common
Stock
794918102
5,091
391,025
Sole
N/a
Sole
SALOMON BROTHERS MUNI
PTR FD
Common
Stock
794916106
4,465
328,340
Sole
N/a
Sole
SCUDDER GLBL
COMMODITIES STK
Common
Stock
81114Y108
4,677
311,790
Sole
N/a
Sole
SCUDDER GLOBAL HIGH
INCOME
Common
Stock
81115E101
89
11,200
Sole
N/a
Sole
SCUDDER NEW ASIA FUND
Common
Stock
811183102
3,738
188,979
Sole
N/a
Sole
SCUDDER RREEF REAL
ESTATE FUND
Common
Stock
81119Q100
2,222
108,020
Sole
N/a
Sole
SCUDDER RREEF REAL
ESTATE FUND II
Common
Stock
81119R108
669
43,560
Sole
N/a
Sole
SELIGMAN QUALITY
MUNICIPAL FUND
Common
Stock
816343107
5,966
465,330
Sole
N/a
Sole
SELIGMAN SELECT
MUNICIPAL FUND
Common
Stock
816344105
2,147
214,937
Sole
N/a
Sole
SINGAPORE FUND
Common
Stock
82929L109
1,585
164,895
Sole
N/a
Sole
SUNSET FINANCIAL
RESOURCES - FIDELITY RES
Common
Stock
867708109
384
45,300
Sole
N/a
Sole
SWISS HELVETIA FUND
Common
Stock
870875101
7,118
464,953
Sole
N/a
Sole
TAIWAN FUND, INC.
Common
Stock
874036106
423
28,214
Sole
N/a
Sole
TCW CONVERTIBLE
SECURITIES FUND
Common
Stock
872340104
2,164
461,405
Sole
N/a
Sole
TEMPLETON DRAGON FUND,
INC.
Common
Stock
88018T101
1,270
66,213
Sole
N/a
Sole
TEMPLETON GLOBAL
INCOME FUND INC
Common
Stock
880198106
311
39,000
Sole
N/a
Sole
THE EUROPEAN EQUITY
FUND, INC
Common
Stock
298768102
439
49,626
Sole
N/a
Sole
TRI-CONTINENTAL
CORPORATION
Common
Stock
895436103
31,242
1,681,474
Sole
N/a
Sole
TS&W/CLAYMORE TAX-
ADVANTAGED BALANCED
FUND
Common
Stock
87280R108
1,766
132,300
Sole
N/a
Sole
VAN KAMPEN AMCAP IN FL
COM
Common
Stock
920932100
2,847
196,325
Sole
N/a
Sole
VAN KAMPEN AMCAP IN NY
COM
Common
Stock
920931102
1,719
116,571
Sole
N/a
Sole
VAN KAMPEN AMCAP MUN
OPPORTUN II
Common
Stock
920944105
243
18,100
Sole
N/a
Sole
VAN KAMPEN AMCAP VALUE
MUNI
Common
Stock
921132106
2,463
182,950
Sole
N/a
Sole
VAN KAMPEN AMER CAP
ADV MUN
Common
Stock
921124103
257
17,290
Sole
N/a
Sole
VAN KAMPEN AMER CAP
INSD MUN
Common
Stock
920928108
898
63,750
Sole
N/a
Sole
VAN KAMPEN AMER CAP
MUNI TRUST
Common
Stock
920919107
9,917
706,331
Sole
N/a
Sole
VAN KAMPEN AMER TR FOR
INV GRADE
Common
Stock
920929106
8,240
569,461
Sole
N/a
Sole
VAN KAMPEN BOND FUND
Common
Stock
920955101
7,710
453,240
Sole
N/a
Sole
VAN KAMPEN INCOME
TRUST
Common
Stock
920957107
3,576
640,785
Sole
N/a
Sole
VAN KAMPEN MUNI
OPPORTUNITY TRUST
Common
Stock
920935103
1,839
126,500
Sole
N/a
Sole
VAN KAMPEN SLECT
SECTOR MUNICIPAL TRUST
Common
Stock
92112M103
3,639
295,392
Sole
N/a
Sole
WESTERN ASSET CLAY US
TREAS INFL PROT 2
Common
Stock
95766R104
19,224
1,619,523
Sole
N/a
Sole
WESTERN ASSET INCOME
FUND
Common
Stock
95766T100
521
36,842
Sole
N/a
Sole
ZWEIG FUND
Common
Stock
989834106
6,510
1,240,030
Sole
N/a
Sole
Total Funds:  186


672,351